Intangible assets, net	12 Months Ended
Dec. 31, 2022
Intangible assets, net [Abstract]
Intangible assets, net
13.	Intangible assets, net

Acquisition cost:	As January 1, 2020		Additions	Disposals	As of January 3, 2021
Brand	Ps.	253,000	-	-	253,000
Customer relationships		64,000	-	-	64,000
Software		21,651	24,333	-	45,984
Brands and logo rights		7,608	276	(2,491)	5,393
	Ps.	346,259	24,609	(2,491)	368,377

Accumulated amortization:	As of January 1, 2020		Amortization expense	Disposals	As of January 3, 2021
Customer relationships	Ps.	(30,933)	(6,400)	-	(37,333)
Software		(421)	(6,675)	-	(7,096)
Brands and logo rights		(3,940)	(647)	-	(4,587)
	Ps.	(35,294)	(13,722)	-	(49,016)

Acquisition cost:	As of January 3, 2021		Additions	Disposals	As of December 31, 2021
Brand	Ps.	253,000	-	-	253,000
Customer relationships		64,000	-	-	64,000
Software		45,984	65,356	-	111,340
Brands and logo rights		5,393	70	-	5,463
	Ps.	368,377	65,426	-	433,803

Accumulated amortization:	As of January 3, 2021		Amortization expense	Disposals	As of December 31, 2021
Customer relationships	Ps.	(37,333)	(6,400)	-	(43,733)
Software		(7,096)	(8,377)	-	(15,473)
Brands and logo rights		(4,587)	(250)	-	(4,837)
	Ps.	(49,016)	(15,027)	-	(64,043)

Acquisition cost:	As of December 31, 2021		Subsidiaries’ Acquisitions	Additions	Disposals	Foreign currency translation	As of December 31, 2022
Brand	Ps.	253,000	840,616	9,493	-	(1,003)	1,102,106
Customer relationships		64,000	553,808	-	-	-	617,808
Software		111,340	-	41,443	-	-	152,783
Brands and logo rights		5,463	-	109	-	-	5,572
	Ps.	433,803	1,394,424	51,045	-	(1,003)	1,878,269

Accumulated amortization:	As of December 31, 2021		Amortization expense	Disposals	Foreign currency translation	As of December 31, 2022
Customer relationships	Ps.	(43,733)	(40,412)	-	-	(84,145)
Software		(15,473)	(29,686)	-	-	(45,159)
Brands and logo rights		(4,837)	(246)	-	-	(5,083)
	Ps.	(64,043)	(70,344)	-	-	(134,387)

Brands:

●	The “Betterware” brand is an intangible asset with an indefinite useful life and a carrying amount of Ps.253,000, which is presented in the consolidated statements of financial position. This brand was transmitted to the Group through a merger carried out on July 28, 2017 with Strevo Holding, S.A. de C.V. (a related party under common control). Strevo obtained such brand when acquiring the majority of the Betterware’s shares in March 2015.

●

The “JAFRA” brands are intangible assets with an indefinite useful life and a carrying amount of Ps.849,106, which is presented in the consolidated statements of financial position. Since the business combination with the Group on the date of on April 7, 2022, the JAFRA brands were valued at their fair value.

Customer relationships:

●	The intangible for the relationship with customers of Betterware was transferred to the Group through a merger with Strevo carried out on July 28, 2017, this intangible asset has a useful life of ten years and are amortized using the straight-line method.

●

The intangible for the relationship with customers of JAFRA arose from the valuation of assets acquired and liabilities assumed by business combination dated April 7, 2022 this intangible asset has a useful life of twelve years and are amortized using the straight-line method. The calculation comprised the revenues attributable of Jafra Mexico and the total number of consultants as of the valuation date. In addition, future revenues, growth rate and desertion were projected.

The customers relationships balances of the Group are described below:

	As of December 31, 2022		As of December 31, 2021	As of January 3, 2021
Betterware	Ps.	13,867	20,267	26,667
JAFRA Mexico		519,796	-	-
Total of customers relationships	Ps.	533,663	20,267	26,667

Brands and logo rights

●	Betterware has incurred expenses related to the registration trademarks and logos rights with intellectual property authorities, which have a defined life, are amortized linearly over their estimated useful life, which ranges from 10 to 30 years. As of December 31, 2022, 2021 and January 3, 2021, intangible assets for brands and logo rights are presented in the consolidated statement of financial position for a total of Ps.489, Ps.626 and Ps.806, respectively.

At each reporting date, the Group reviews the carrying amounts of its non-financial assets to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. As of December 31, 2022, 2021 and January 3, 2021, the Group have been not identified indications of impairment.

In relation to impairment of intangible assets with indefinite useful life (brand), the Group estimates the recoverable amount of the intangible asset which is based on fair value less costs of disposal, estimated using discounted cash flows. The fair value measurement was categorized as a Level 3 fair value based on the inputs in the valuation technique used (see note 12).